Right-of-use assets and Lease liabilities - Components of Right-of-Use Assets (Details) - USD ($) $ in Millions	Dec. 31, 2019		Jan. 01, 2019	Dec. 31, 2018	[1],[2]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 324	[1],[2]	$ 279	$ 79
Right-of-use assets, revaluation surplus			3
Lease liability in excess of capital			10
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	20		20
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	277		226
Machinery & equipment and other assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 27		$ 33

[1]
Alcon adopted IFRS 16, Leases as of January 1, 2019 using the modified retrospective approach as described in Notes 3 and 16 to these Consolidated Financial Statements. Under the modified retrospective approach, comparative information was not restated.

[2]
The December 31, 2018 balances previously reported for a finance lease liability and corresponding asset of $89 million and $79 million, respectively, have been reclassified from "Non-current financial debts" and "Property, Plant, & Equipment" to "Non-current lease liabilities" and "Right-of-use assets", respectively.